Related Parties (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Related Parties (Details) [Line Items]
Related Party Transaction, Description of Transaction	Subsequent to the Partnership’s first asset purchase, the Partnership will pay quarterly an annual fee of 0.5% of the total gross equity proceeds raised by the Partnership in its offering as outlined in the prospectus.
General Partner [Member]
Related Parties (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 57,000
Due to Related Parties, Current	$ 34,000